Other Non-Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Government receivables and investments	$ 67.8	$ 66.3
Advances for the purchase of capital equipment	7.7	16.4
Deferred consideration from the sale of Sadiola	19.1	18.3
Royalty interests	0.0	12.8
Income taxes receivable	0.4	1.0
Other	9.7	9.6
Other non-current assets	124.1	135.7
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and bond fund investments	18.4	10.3
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and bond fund investments	$ 1.0	$ 1.0